Capital risk management (Tables)	6 Months Ended
Jun. 30, 2024
Capital risk management
Schedule of financial instruments measured at fair value

June 30, 2024	Level 1	Level 2	Total
	$’000	$’000	$’000

Fair value through other comprehensive income financial assets	6	—	6
Interest rate caps (note 15)	—	402	402
Embedded options within listed bonds (note 15)	—	12,140	12,140
Foreign exchange swaps (note 15)	—	(12,946)	(12,946)
	6	(404)	(398)

December 31, 2023	Level 1	Level 2	Total
	$’000	$’000	$’000

Fair value through other comprehensive income financial assets	13	—	13
Interest rate caps (note 15)	—	565	565
Embedded options within listed bonds (note 15)	—	1,540	1,540
Foreign exchange swaps (note 15)	—	(68,133)	(68,133)
	13	(66,028)	(66,015)

Schedule of fair value estimation

	At June 30, 2024		At December 31, 2023
	Carrying	Fair	Carrying	Fair
	Value	Value	Value	Value
	$’000	$’000	$’000	$’000

Financial liabilities
Bank and bond borrowings (note 18)	3,579,675	3,453,980	3,510,847	3,224,775
	3,579,675	3,453,980	3,510,847	3,224,775